ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Dividends Payable [Line Items]
Resolution	The board of directors on May 23, 2016 and May 23, 2017
Type of shares	Common stock
Total dividends paid	¥ 38,162	¥ 31,141
Dividend per share	¥ 29.25	¥ 23.75
Date of record for dividend	Mar. 31, 2017	Mar. 31, 2016
Effective date for dividend	Jun. 06, 2017	Jun. 01, 2016
Dividend resource	Retained earnings
Effective Date [Member]
Dividends Payable [Line Items]
Resolution	The board of directors on October 26, 2016 and October 30, 2017
Type of shares	Common stock
Total dividends paid	¥ 34,595	¥ 30,157
Dividend per share	¥ 27.00	¥ 23.00
Date of record for dividend	Sep. 30, 2017	Sep. 30, 2016
Effective date for dividend	Dec. 04, 2017	Dec. 02, 2016
Dividend resource	Retained earnings